Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 2,091,308	$ 1,861,554
Short-term investments		5,197,015	2,826,055
Accounts receivable, net		2,357,114	2,129,283
Accounts receivable-related parties, net		414,639	696,086
Advances to suppliers, net		1,110,923	902,460
Inventories, net		409,021	119,809
Deferred offering cost		1,026,567	1,165,722
Prepaid expenses and other current assets		360,552	1,075,199
Total current assets		12,967,139	10,776,168
Non-current assets
Non-current accounts receivable		3,134,361	2,009,766
Non-current accounts receivable-related parties		548,395	813,297
Non-current advance to a third party		333,717	301,625
Property, equipment and software, net		156,761	504,203
Total non-current assets		4,173,234	3,628,891
Total Assets		17,140,373	14,405,059
Current Liabilities
Accounts payable		518,739	379,413
Deferred revenue		784,530	752,286
Taxes payable		1,299,147	943,452
Due to related parties		4,163	3,005
Accrued expenses and other current liabilities		181,925	303,075
Total Current Liabilities		2,788,504	2,381,231
Non-current Liabilities
Deferred income tax liabilities, non-current		1,225,641	857,364
Total non-current liabilities		1,225,641	857,364
Total Liabilities		4,014,145	3,238,595
Commitments and Contingencies
Shareholders’ Equity
Ordinary Shares (par value $0.0001 per share, 490,000,000 shares authorized; 10,987,679 and 10,987,679 shares issued and outstanding at December 31, 2021 and 2020, respectively)	[1]	1,099	1,099
Additional paid-in capital		2,628,356	2,628,356
Statutory reserve		767,207	713,737
Retained earnings		8,993,370	7,377,483
Accumulated other comprehensive income		736,196	445,789
Total Shareholders’ Equity		13,126,228	11,166,464
Total Liabilities and Shareholders’ Equity		$ 17,140,373	$ 14,405,059

[1]	Retrospectively restated for effect of Reverse Split.